Financial Instruments - Summary of The Percentage Provision Per Type of Customer Or Revenue And Age of Balance (Detail) - Trade Receivables And Contract Assets [Member]	Dec. 31, 2022	Dec. 31, 2021
Current [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.28%	0.35%
Current [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.43%	0.57%
Current [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.15%	1.61%
Current [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.92%	1.86%
More than 30 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.66%	2.12%
More than 30 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.86%	11.78%
More than 30 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	18.72%	28.20%
More than 30 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	5.61%	9.75%
More than 60 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	4.18%	5.93%
More than 60 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	24.25%	26.32%
More than 60 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.24%	50.25%
More than 60 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	12.50%	14.68%
More than 120 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	16.82%	24.68%
More than 120 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	50.98%	53.94%
More than 120 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	56.91%	80.79%
More than 120 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	74.13%	45.79%
More than 180 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	47.00%	53.91%
More than 180 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	68.68%	71.59%
More than 180 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	77.94%	86.94%
More than 180 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	95.64%	77.04%
More than 270 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	87.08%	87.56%
More than 270 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	92.28%	95.92%
More than 270 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	96.91%	95.85%
More than 270 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	98.57%	96.97%
More than 300 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%